Components of Income Tax Provision Benefit from Continuing Operations by Taxing Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (318)	$ 625	$ (539)
Deferred	379	46	294
Total income tax provision (benefit)	61	671	(245)
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current	(131)	410
Deferred	379	46	33
Total income tax provision (benefit)	248	456	33
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current	(187)	215	(539)
Deferred			261
Total income tax provision (benefit)	$ (187)	$ 215	$ (278)